THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas All Cap Growth Fund

(the “Fund”)

Supplement dated May 28, 2026

to the Fund’s Summary Prospectus and Prospectus (the “Prospectus”), each dated March 1, 2026

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective June 1, 2026 (the “Effective Date”), Robert C. Bridges, John P. Huber and Kyle M. Nitiss will no longer serve as portfolio managers for the Fund, and Sandy Sanders will be appointed to serve as the sole portfolio manager of the Fund. The changes in the Fund’s portfolio management team are part of a planned manager transition and are not expected to result in any changes to the investment strategy or investment process for the Fund.

Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	All references to Robert C. Bridges, John P. Huber and Kyle M. Nitiss in the Summary Prospectus and Prospectus are hereby deleted.

2.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following paragraph is hereby added:

Sandy Sanders, CFA, Managing Director and Portfolio Manager, has managed the Fund since 2026.

3.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Sandy Sanders, CFA, Managing Director, is the manager of the CIBC Atlas All Cap Growth Fund. Prior to joining the Adviser, Mr. Sanders worked at Manulife Investment Management since 2010. Before that, he was a co-portfolio manager at Wells Capital Management and Evergreen Investments. Mr. Sanders has been in the financial services industry for more than 29 years.

Please retain this supplement for future reference.

ATF-SK-017-0100

THE ADVISORS’ INNER CIRCLE FUND

CIBC Atlas All Cap Growth Fund

(the “Fund”)

Supplement dated May 28, 2026

to the Fund’s Statement of Additional Information, dated March 1, 2026 (the “SAI”)

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective June 1, 2026 (the “Effective Date”), Robert C. Bridges, John P. Huber and Kyle M. Nitiss will no longer serve as portfolio managers for the Fund, and Sandy Sanders will be appointed to serve as the sole portfolio manager of the Fund. The changes in the Fund’s portfolio management team are part of a planned manager transition and are not expected to result in any changes to the investment strategy or investment process for the Fund.

Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	All references to Robert C. Bridges, John P. Huber and Kyle M. Nitiss in the SAI are hereby deleted.

2.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned
Sandy Sanders, CFA*	None

*	Valuation date is April 30, 2026.

3.	In “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sandy Sanders, CFA*	1	$287,993	1	$35,141	3,770	$4,440,375

*	Valuation date is April 30, 2026.

Please retain this supplement for future reference.

ATF-SK-018-0100